Structured entities - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) entity	Dec. 31, 2022 GBP (£) entity	Dec. 31, 2021 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	6,000
Impairment cost of loan facilities	£ 1,954	£ 1,483	£ (893)
Assets transferred to sponsored unconsolidated structured entities	1,420	1,665
Structured entities | Derivatives
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	335,552	244,780
Commercial paper (CP) and medium-term note conduits | Contractual Backstop Liquidity Facilities
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	22,400	20,800
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	£ 3,700	£ 3,800
Securitisation vehicles
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity		6,000
Securitisation vehicles | Debt securities at amortised cost | Over one month but not more than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Lending | Debt securities at amortised cost
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	£ 0